Stock Transactions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Person	Dec. 31, 2010	Apr. 18, 2011	Mar. 02, 2010	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2010 Common Stock Consultant And Other Fees	Sep. 29, 2011 Class A Preferred Stock	Sep. 29, 2011 Class A Preferred Stock Minimum	Sep. 29, 2011 Class A Preferred Stock Maximum	Sep. 29, 2011 Series A1 15% Convertible Preferred Stock	Dec. 31, 2011 Series A1 15% Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of common stock for services, shares	215,327					72,841	40,000	35,000
Common stock, shares authorized	499,000,000	499,000,000	499,000,000
Common stock, shares issued	7,979,803	7,764,476	4,972,635		800,000
Common stock, obligated			1,535,973
Reverse split ratio of the Company common stock				100
Settlement of liabilities to unrelated parties						770,000
Settlement of liabilities to related parties						770,000
Number of directors authorized to exchange their loans and advances to the Company		3
Officers and directors at $8.00 per share, value		$ 500,000				$ 500,000
Officers and directors at $8.00 per share, share						62,500
Officers and directors, per share		$ 8.00
Issuance of common stock for services, value			24,500			128,000
Issuance of stock, shares						203,500			522.5
Issuance of stock, value		203,500				203,500			5,225,000
Consulting related to property acquisition, shares						75,000
Consulting related to property acquisition, value		457,500				457,500
Services related to financing transaction, shares						3,000
Number of persons in which shares were exchanged for loan fees payable		3
Services related to financing transaction, value		12,000				12,000
Others, shares		835,000
Number of third parties which exchanged notes payable for common stock		14
Others, value		835,000
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000						750			750
Stock issuance price									$ 10,000
Preferred stock, shares offered										520	750
Preferred stock, stated value	$ 10,000	$ 10,000	$ 10,000									$ 10,000
Preferred stock, liquidation preference												$ 10,000	$ 10,000
Non-cumulative dividends annual rate of the $10,000 per share liquidation preference												15.00%
Number of directors						4							3
Conversion price per share													$ 3.30
Preferred stock, redemption price													$ 10,000
Aggregate cash proceeds to be received by the Company and selling stockholders to trigger conversion													$ 15,000,000
Price per share paid by the public, to trigger conversion													$ 3.30
Optional conversion by the company, conversion terms													On or after six months from the date that the first share is issued, if the closing price of the Common Stock on the Trading Market is $4.50 or more for 20 consecutive trading days, then up to 25% of the outstanding stated value of the Series A1 Preferred Stock, plus any accrued and unpaid dividends, will be subject to conversion into Company common stock at the option of the Company. For each successive period that the closing price of the common stock is at least $4.50 for a period of 20 consecutive trading says beyond the first 20 day period, the Company will have the right to convert another 25% of the outstanding Series A1 Preferred Stock, such that if the closing price of the common stock is at least $4.50 for 80 consecutive trading days, then all of the outstanding shares of Series A1 Preferred Stock may be converted into Company common stock at the Company's option.
Preferred stock, redemption term		Unless prohibited by Colorado law governing the Company, upon ninety days' prior written request from any holders of outstanding shares of Series A1 Preferred Stock, the Company may at its discretion, redeem at a redemption price equal to the sum of (i) $10,000 per share and (ii) the accrued and unpaid dividends thereon, to the redemption date, up to one-third of each holder's outstanding shares of Series A1 Preferred Stock on (i) the first anniversary of the Original Issuance Date (the "First Redemption Date"), (ii) the second anniversary of the Original Issue Date (the "Second Redemption Date") and (iii) the third anniversary of the Original Issue Date (the "Third Redemption Date", along with the First Redemption Date and the Second Redemption Date, collectively, each a "Redemption Date").